Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:
	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	2,000	—	2,000
Total Assets	—	2,000	—	2,000
	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	15,312	—	15,312
Total Assets	—	15,312	—	15,312